Annual Total Returns [BarChart] - Great-West SecureFoundation Balanced Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	0.96%
2012	11.77%
2013	16.09%
2014	6.13%
2015	(0.66%)
2016	8.73%
2017	12.94%
2018	(5.33%)
2019	17.79%
2020	13.92%